UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.0%
--------------------------------------------------------------------------------
                                                        SHARES        VALUE
                                                       --------   --------------
CONSUMER DISCRETIONARY -- 12.7%
    America's Car-Mart* ..............................   97,250   $   2,122,967
    California Pizza Kitchen* ........................  131,500       4,023,900
    Champps Entertainment* ...........................  201,700       1,597,464
    Comtech Group* ...................................  220,500       1,225,980
    Dress Barn* ......................................  101,200       2,467,256
    DTS* .............................................  122,500       2,312,800
    Gymboree* ........................................  159,400       2,690,672
    Keystone Automotive Industries* ..................   94,900       2,504,411
    Rubio's Restaurants* .............................   81,200         742,980
    Steak N Shake* ...................................  101,900       2,206,135
    Topps ............................................  133,400       1,368,684
    West Marine* .....................................  103,900       2,084,234
                                                                  -------------
                                                                     25,347,483
                                                                  -------------
ENERGY -- 8.9%
    Edge Petroleum* ..................................  194,309       3,408,180
    Input/Output* ....................................  373,869       2,706,812
    Oil States International* ........................   93,000       2,750,940
    Superior Well Services* ..........................   27,851         510,230
    Tesco* ...........................................  196,608       2,453,668
    Tetra Technologies* ..............................   85,400       3,404,898
    World Fuel Services ..............................  103,700       2,545,835
                                                                  -------------
                                                                     17,780,563
                                                                  -------------
FINANCIALS -- 9.0%
    Columbia Bancorp .................................   44,520         928,242
    Direct General ...................................   79,000       1,472,560
    Dollar Financial* ................................   97,500       1,271,400
    E-Loan* ..........................................1,212,624       3,771,261
    Franklin Bank* ...................................   56,100       1,030,557
    ITLA Capital* ....................................   16,900         980,031
    KMG America* .....................................  183,800       1,792,050
    Patriot Capital Funding* .........................   71,900       1,017,385
    Placer Sierra Bancshares .........................   76,300       2,272,977
    SeaBright Insurance Holdings* ....................  109,300       1,388,110
    Trico Bancshares .................................   47,400       1,150,872
    ZipRealty* .......................................   63,700         877,149
                                                                  -------------
                                                                     17,952,594
                                                                  -------------
HEALTH CARE -- 12.5%
    Allied Healthcare International* .................  609,900       4,330,290
    America Service Group* ...........................   78,350       1,690,793
    American Healthways* .............................   34,300       1,528,751
    AMN Healthcare Services* .........................  186,631       3,155,930
    LabOne* ..........................................   41,000       1,542,830
    LHC Group* .......................................  139,600       2,454,168
    Matrixx Initiatives* .............................   95,500       1,185,155
    Micrus Endovascular* .............................  131,947       1,622,948
    National Medical Health Card Systems* ............    5,788         150,083
    Noven Pharmaceuticals* ...........................  142,000       2,401,220
    Providence Service* ..............................  104,400       2,812,536
    Radiation Therapy Services* ......................   80,000       2,088,800
                                                                  -------------
                                                                     24,963,504
                                                                  -------------

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES        VALUE
                                                       --------   --------------
INDUSTRIALS -- 22.1%
    American Ecology .................................   82,400   $   1,555,712
    Artesyn Technologies* ............................  249,100       2,304,175
    Coinstar* ........................................   76,000       1,563,700
    Comfort Systems USA* .............................  206,000       1,596,500
    ElkCorp ..........................................   37,100       1,235,430
    Encore Wire* .....................................  160,000       2,369,600
    FirstService* ....................................   50,700       1,219,335
    Gardner Denver* ..................................   63,000       2,589,300
    Greenbrier .......................................   97,500       2,817,750
    Healthcare Services Group ........................  119,500       2,189,240
    Hudson Highland Group* ...........................  154,400       3,208,432
    Insituform Technologies, Cl A* ...................  124,400       2,394,700
    Intersections* ...................................   67,600         845,000
    LECG* ............................................   92,300       1,995,064
    Mercury Computer Systems* ........................   70,000       1,939,000
    Nanometrics* .....................................  121,300       1,390,098
    Old Dominion Freight Line* .......................   42,600       1,410,912
    Orbital Sciences* ................................  289,500       3,335,040
    PeopleSupport* ...................................  106,300       1,019,417
    Power-One* .......................................  457,800       2,252,376
    Rush Enterprises, Cl A* ..........................   84,791       1,348,177
    Standard Parking* ................................   82,800       1,447,344
    Waste Services* ..................................  519,300       2,025,270
                                                                  -------------
                                                                     44,051,572
                                                                  -------------
INFORMATION TECHNOLOGY -- 28.2%
    Advanced Digital Information* ....................  385,300       3,074,694
    answerthink* .....................................  742,077       3,109,303
    C-COR* ...........................................  193,800       1,614,354
    Captiva Software* ................................   94,700       1,530,352
    Carreker* ........................................  329,500       2,023,130
    Cybersource* .....................................  171,300       1,199,100
    EPIQ Systems* ....................................  135,700       2,389,677
    Essex* ...........................................  151,700       3,178,115
    FARO Technologies* ...............................   64,700       1,532,096
    First Advantage, Cl A* ...........................  110,300       2,592,050
    Forrester Research* ..............................   89,200       1,759,916
    HI/FN* ...........................................   44,600         284,994
    Intellisync* .....................................  354,500         903,975
    Measurement Specialties* .........................   40,900       1,034,770
    MIVA* ............................................  414,200       2,468,632
    NIC* .............................................  310,000       1,615,100
    Open Solutions* ..................................   66,800       1,600,528
    Phoenix Technologies* ............................  434,000       2,951,200
    PLATO Learning* ..................................  194,660       1,586,479
    Plexus* ..........................................  322,400       4,652,232
    Quantum-DLT & Storage* ...........................  514,800       1,431,144
    Sigmatel* ........................................   44,000         881,320
    SupportSoft* .....................................  193,700       1,065,350
    SYKES Enterprises* ...............................  261,000       2,675,250
    SYNNEX* ..........................................  119,000       2,211,020
    Terremark Worldwide* .............................  430,700       3,191,487
    Transaction Systems Architects* ..................   35,800         957,650

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES        VALUE
                                                       --------   --------------
INFORMATION TECHNOLOGY -- CONTINUED
    Ultratech* .......................................  118,200   $   2,577,942
                                                                  -------------
                                                                     56,091,860
                                                                  -------------
MATERIALS -- 1.6%
    AMCOL International ..............................   97,300       1,931,405
    Material Sciences* ...............................   86,200       1,293,000
                                                                  -------------
                                                                      3,224,405
                                                                  -------------
    TOTAL COMMON STOCK
        (Cost $156,523,719)...........................              189,411,981
                                                                  -------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt(A)*
        (Cost $0).....................................   62,600          14,398
                                                                  -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.2%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.2%
    HighMark Diversified Money Market Fund ...........8,008,528       8,008,528
    HighMark U.S. Government Money Market Fund .......  287,576         287,576
                                                                  -------------
    TOTAL SHORT-TERM INVESTMENTS
          (Cost $8,296,104)...........................                8,296,104
                                                                  -------------
    TOTAL INVESTMENTS -- 99.2%
          (Cost $164,819,823)+........................            $ 197,722,483
                                                                  =============


         PERCENTAGES ARE BASED ON NET ASSETS OF $199,388,117.

   *     NON-INCOME PRODUCING SECURITY

  (A) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

   CL    CLASS

   + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $164,819,823, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $36,907,391 AND $(4,004,731), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-001-0300

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.7%
--------------------------------------------------------------------------------
                                                        SHARES        VALUE
                                                       --------   --------------
CONSUMER DISCRETIONARY -- 24.1%
    American Greetings ...............................  171,600   $   4,365,504
    CBRL Group .......................................   80,100       3,137,517
    Cost Plus* .......................................  104,700       2,358,891
    Domino's Pizza ...................................  174,000       4,353,480
    Gentex ...........................................  176,500       3,145,230
    Journal Communications ...........................  196,600       3,145,600
    O'Reilly Automotive* .............................  110,200       3,555,052
    PEP Boys-Manny Moe & Jack ........................  194,200       2,639,178
    Scholastic* ......................................   81,100       2,998,267
    Speedway Motorsports .............................   83,900       3,313,211
    Valassis Communications* .........................  125,200       4,951,660
    WCI Communities* .................................  112,200       3,810,312
                                                                  -------------
                                                                     41,773,902
                                                                  -------------
CONSUMER STAPLES -- 5.8%
    Del Monte Foods* .................................  332,000       3,731,680
    Delta & Pine Land ................................  100,500       2,688,375
    Smithfield Foods* ................................  136,400       3,562,768
                                                                  -------------
                                                                      9,982,823
                                                                  -------------
ENERGY -- 9.3%
    Noble Energy .....................................   52,700       4,348,277
    Patterson-UTI Energy .............................  216,500       7,107,695
    Tidewater ........................................  115,800       4,674,846
                                                                  -------------
                                                                     16,130,818
                                                                  -------------
FINANCIALS -- 2.3%
    Mercury General ..................................   69,000       3,981,990
                                                                  -------------
HEALTH CARE -- 7.6%
    ICU Medical* .....................................   69,300       2,288,286
    PerkinElmer ......................................  161,700       3,392,466
    Pharmaceutical Product Development* ..............   47,700       2,729,871
    Universal Health Services, Cl B ..................   92,300       4,803,292
                                                                  -------------
                                                                     13,213,915
                                                                  -------------
INDUSTRIALS -- 26.2%
    ABM Industries ...................................   89,700       1,758,120
    Acuity Brands ....................................   96,500       2,815,870
    Allied Waste Industries* .........................  343,900       2,950,662
    Briggs & Stratton ................................   90,200       3,370,774
    Brink's ..........................................  123,400       4,462,144
    Dollar Thrifty Automotive Group* .................   82,100       2,569,730
    EnerSys* .........................................  140,000       1,957,200
    Hughes Supply ....................................  134,300       3,816,806
    Jacuzzi Brands* ..................................  186,400       2,022,440
    Orbital Sciences* ................................  161,400       1,859,328
    Oshkosh Truck ....................................   39,600       3,358,080
    Quanta Services* .................................  289,807       3,048,769
    Republic Services, Cl A ..........................  145,700       5,281,625
    Swift Transportation* ............................  130,400       2,867,496
    Werner Enterprises ...............................  169,600       3,217,312
                                                                  -------------
                                                                     45,356,356
                                                                  -------------

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                       --------   --------------
INFORMATION TECHNOLOGY -- 18.7%
    Avocent* .........................................   94,800   $   3,304,728
    Cognex ...........................................  110,400       3,684,048
    Coherent* ........................................  109,300       3,720,572
    CSG Systems International* .......................  188,800       3,521,120
    Gartner, Cl A* ...................................  261,400       2,710,718
    MPS Group* .......................................  177,400       2,103,964
    Reynolds & Reynolds, Cl A ........................  136,200       3,810,876
    Transaction Systems Architects* ..................  167,700       4,485,975
    Wright Express* ..................................  145,600       3,054,688
    Zebra Technologies, Cl A* ........................   50,200       1,957,800
                                                                  -------------
                                                                     32,354,489
                                                                  -------------
MATERIALS -- 1.7%
    Valspar ..........................................   59,800       2,933,788
                                                                  -------------
    TOTAL COMMON STOCK
        (Cost $134,740,360)...........................              165,728,081
                                                                  -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.3%
    HighMark Diversified Money Market Fund
        (Cost $5,706,359).............................5,706,359       5,706,359
                                                                  -------------
    TOTAL INVESTMENTS -- 99.0%
        (Cost $140,446,719)+..........................            $ 171,434,440
                                                                  =============
         PERCENTAGES ARE BASED ON NET ASSETS OF $173,137,363.

   *     NON-INCOME PRODUCING SECURITY

   CL    CLASS

   + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $140,446,719, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $32,865,137 AND $(1,877,416), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-002-0300

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.6%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ---------   --------------
CONSUMER DISCRETIONARY -- 19.9%
    Harrah's Entertainment ...........................    1,083   $      85,275
    International Speedway ...........................    1,359          79,012
    Knight-Ridder ....................................    1,267          79,264
    Leggett & Platt ..................................    2,838          71,773
    Polo Ralph Lauren ................................    1,890          93,064
    Ross Stores ......................................    2,993          79,314
    Valassis Communications* .........................    1,302          51,494
    Weight Watchers International* ...................    1,883         106,992
                                                                  -------------
                                                                        646,188
                                                                  -------------
CONSUMER STAPLES -- 5.2%
    Del Monte Foods* .................................    7,741          87,009
    Hormel Foods .....................................    2,775          82,168
                                                                  -------------
                                                                        169,177
                                                                  -------------
ENERGY -- 12.3%
    National-Oilwell* ................................    1,855          97,109
    Noble ............................................    2,310         155,186
    Patterson-UTI Energy .............................    4,451         146,126
                                                                  -------------
                                                                        398,421
                                                                  -------------
FINANCIALS -- 3.6%
    CapitalSource* ...................................    2,594          50,791
    Mercury General ..................................    1,134          65,443
                                                                  -------------
                                                                        116,234
                                                                  -------------
HEALTH CARE -- 9.8%
    Genzyme* .........................................    1,025          76,270
    Medimmune* .......................................    3,488          99,094
    Thermo Electron* .................................    2,012          60,078
    Universal Health Services, Cl B ..................    1,591          82,796
                                                                  -------------
                                                                        318,238
                                                                  -------------
INDUSTRIALS -- 18.3%
    American Power Conversion ........................    4,526         127,226
    Aramark, Cl B ....................................    2,415          67,233
    Dover ............................................    2,060          84,996
    Manpower .........................................    1,062          50,764
    Northrop Grumman .................................    1,505          83,452
    Steelcase, Cl A ..................................    4,424          64,767
    Waste Management .................................    4,055         114,027
                                                                  -------------
                                                                        592,465
                                                                  -------------
INFORMATION TECHNOLOGY -- 14.4%
    Agilent Technologies* ............................    3,307          86,776
    Ceridian* ........................................    2,653          55,527
    Diebold ..........................................    1,459          72,483
    Harris ...........................................    2,190          81,183
    Reynolds & Reynolds, Cl A ........................    2,516          70,398
    Scientific-Atlanta ...............................    2,643         101,756
                                                                  -------------
                                                                        468,123
                                                                  -------------
MATERIALS -- 11.1%
    Alcan ............................................    1,554          52,494

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                      ---------   --------------
MATERIALS -- CONTINUED
    Allegheny Technologies ...........................    4,078   $     118,548
    Cabot ............................................    2,242          77,551
    Owens-Illinois* ..................................    4,339         111,295
                                                                  -------------
                                                                        359,888
                                                                  -------------
      TOTAL COMMON STOCK
        (Cost $2,651,575).............................                3,068,734
                                                                  -------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.8%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.8%
    HighMark Diversified Money Market Fund
        (Cost $123,273)                                 123,273         123,273
                                                                  -------------

    TOTAL INVESTMENTS -- 98.4%
        (Cost $2,774,848)+..................................      $   3,192,007
                                                                  =============


         PERCENTAGES ARE BASED ON NET ASSETS OF $3,244,219.

   *     NON-INCOME PRODUCING SECURITY

   CL    CLASS

   + AT JULY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $2,774,848, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $450,872 AND $(33,713), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-003-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.